Parent Only Financial Information (Details) - shares	Jul. 14, 2024	Oct. 29, 2022	Dec. 31, 2024
Parent Only Financial Information [Line Items]
Share spli ratio	Giving retroactive effect to (i) all the 11,250,000 shares issued and outstanding for a share split at a ratio of 1-to-1.6 on July 14, 2023; and (ii) a share re-classification to Class A ordinary shares and Class B ordinary shares on March 3, 2025.
Ordinary shares, shares issued (in Shares)	11,250,000
Ordinary shares, shares outstanding (in Shares)	11,250,000
Percentage of net assets			25.00%
NCA [Member]
Parent Only Financial Information [Line Items]
Transferred shares (in Shares)		100
BVI [Member]
Parent Only Financial Information [Line Items]
Transferred shares (in Shares)		100
Splendid Vibe Limited [Member]
Parent Only Financial Information [Line Items]
Percentage of subsidiary		100.00%
Ms. Siu [Member]
Parent Only Financial Information [Line Items]
Percentage of subsidiary		94.00%
Ms. Wai [Member]
Parent Only Financial Information [Line Items]
Percentage of subsidiary		6.00%
Ms. Eva Yuk Yin Siu [Member]
Parent Only Financial Information [Line Items]
Percentage of equity interest			94.00%
Ms. Man Chi Wai [Member]
Parent Only Financial Information [Line Items]
Percentage of equity interest			6.00%